Provisions - Litigation and other matters - Non-tax-related proceedings Narrative (Details) € in Thousands, R$ in Thousands, £ in Millions, zł in Millions								5 Months Ended	12 Months Ended
	Jul. 11, 2023 EUR (€)	Feb. 06, 2023 EUR (€)	Jun. 29, 2022 magistrate	Jan. 13, 2022 EUR (€)	Dec. 09, 2021 EUR (€)	Sep. 16, 2021 EUR (€)	May 17, 2021 EUR (€)	May 16, 2021 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 PLN (zł)	Dec. 31, 1999 shares	Dec. 31, 1994 child	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 PLN (zł)	Nov. 22, 2024 EUR (€)	Oct. 15, 2024 EUR (€) employee	Oct. 15, 2024 BRL (R$) employee	Aug. 31, 2024 employee	Jun. 27, 2024 EUR (€) employee	Jun. 27, 2024 BRL (R$) employee	Dec. 31, 2023 EUR (€)	Jun. 29, 2023 EUR (€)	Jun. 29, 2023 GBP (£)	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€) preliminaryRuling	Jul. 12, 2022 EUR (€)	Jul. 12, 2022 GBP (£)	Jun. 01, 2022 judgement appeal	Dec. 31, 2021 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of other provisions [line items]
PROVISIONS									€ 8,407,000												€ 8,441,000					€ 8,149,000				€ 9,583,000
Number of pilot cases | appeal																													5
Number of judgements rendered on pilot cases appealed | judgement																													4
Number of ruling requested by Supreme Court | preliminaryRuling																										3
Other provisions
Disclosure of other provisions [line items]
PROVISIONS									5,051,000												4,634,000					€ 4,073,000				€ 4,423,000
Other provisions | UK
Disclosure of other provisions [line items]
PROVISIONS									654,000												€ 373,000					€ 345,000
Other provisions | Financial Conduct Authority (FCA) Review of The Vehicle Finance Market | UK
Disclosure of other provisions [line items]
PROVISIONS									353,300				£ 293
Banco Popular Espanol, S.A.
Disclosure of other provisions [line items]
Expected cost																															€ 680,000
Estimated cost of compensation to shareholders and bondholders applied to the commercial loyalty program																															€ 535,000
Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Mortgage loans denominated in, or indexed to, CHF									1,210,100					zł 5,173.7
Reimbursement liability from standstill agreement termination
Disclosure of other provisions [line items]
PROVISIONS																						€ 665,600	£ 552	€ 665,600	£ 552		€ 807,900	£ 670
Legal case to request court judgment on the validity of the swaps
Disclosure of other provisions [line items]
Arbitration matter, amount claimed by entity									66,000
Arbitration matter, amount claimed by counterparty									€ 57,000
Arbitration matter, amount to be received						€ 66,000
Arbitration matter, amount of interest to be received						€ 11,000
"Planos Econmicos"
Disclosure of other provisions [line items]
Period of suspension of economic plan process									5 years	5 years
"Planos Econmicos" | Banco Santander (Brasil) S.A.
Disclosure of other provisions [line items]
PROVISIONS									€ 167,000
Floor clauses
Disclosure of other provisions [line items]
PROVISIONS									51,290
Banco Popular's acquisition
Disclosure of other provisions [line items]
Number of judgements rendered on pilot cases | judgement																													5
Individual plaintiff, CEO functions
Disclosure of other provisions [line items]
PROVISIONS									€ 35,500
Compensation sought in litigation claim							€ 61,900	€ 112,000
Losses on litigation settlements				€ 51,400	€ 67,800
Decrease in losses on litigation settlements		€ 8,000
Cash inflows due to decrease in losses on litigation settlements	€ 9,600
Individual plaintiff, CEO functions | 2018 variable remuneration
Disclosure of other provisions [line items]
Long-term metric achievement percentage									33.30%	33.30%
Breach Of Marketing Alliance Agreement
Disclosure of other provisions [line items]
Compensation sought in litigation claim									€ 1,050,000
Conversion of active loans from swiss francs to PLN loans | Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Mortgage loans, provision and adjustment to gross carrying amount									1,541,900					6,592.0
Mortgage loans, adjustment to gross carrying amount									1,093,100					4,676.8
Increase in adjustment to gross carrying amount, mortgage loans									294,800	zł 1,268.9
Increase through other costs associated									124,700	536.9
Conversion of active loans from swiss francs to PLN loans | Santander Bank Polska and Santander Consumer Bank Poland | Active loans, under IAS 37
Disclosure of other provisions [line items]
PROVISIONS									448,000					zł 1,915.3
Increase in existing provisions									290,100	zł 1,248.8
Inheritance Trust | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Disclosure of other provisions [line items]
Amount of sons involved in testamentary trust | child												4
Amount of shares to be transferred by trustee (in shares) | shares											36,700,000
Number of magistrates requested to be withdrawed | magistrate			2
Number of magistrates | magistrate			3
Financing Terms, Bonds Issue | URO Property Holdings SOCIMI SA
Disclosure of other provisions [line items]
Maximum loss									€ 250,000
Contingent liability arising from post-employment benefit obligations [member] | Banco do Estado de São Paulo S.A., Santander Banespa, Cia. de Arrendamiento Mercantil
Disclosure of other provisions [line items]
PROVISIONS																€ 379,600	R$ 2,440,510
Number of retirees claiming payment of semi-annual bonus | employee																			7,299	7,299
Legal proceedings provision, possible loss, contingent liabilities																			€ 420,100	R$ 2,742,150
Number of retirees claiming payment of semi-annual bonus, adhered to the agreement | employee																		6,501
Number of retirees claiming payment of semi-annual bonus, adhered to the agreement (in percentage)																		89.00%
Number of retirees claiming payment of semi-annual bonus, adhered to the agreement, approved | employee																6,500	6,500
Banco Popular’s Compensation request
Disclosure of other provisions [line items]
Legal proceedings provision, possible loss, contingent liabilities															€ 2,277,650